Stock-Based Compensation (Details) (USD $)		12 Months Ended																															1 Months Ended	12 Months Ended										1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Stock Options [Member]		Dec. 31, 2011 Stock Options [Member]		Dec. 31, 2010 Stock Options [Member]		Dec. 31, 2012 Performance Units [Member]	Dec. 31, 2011 Performance Units [Member]	Dec. 31, 2010 Performance Units [Member]	Dec. 31, 2012 Performance Units And AEP Career Shares [Member]		Dec. 31, 2011 Performance Units And AEP Career Shares [Member]		Dec. 31, 2010 Performance Units And AEP Career Shares [Member]		Dec. 31, 2012 Restricted Shares and Restricted Stock Units [Member]		Dec. 31, 2011 Restricted Shares and Restricted Stock Units [Member]		Dec. 31, 2010 Restricted Shares and Restricted Stock Units [Member]		Dec. 31, 2012 Restricted Shares [Member] Granted to Previous President, Chief Executive Officer and Chairman [Member]	Dec. 31, 2012 Restricted Shares [Member] Granted January 2, 2004 [Member] Granted to Previous President, Chief Executive Officer and Chairman [Member]	Dec. 31, 2012 Restricted Shares [Member] Vested January 1, 2005 [Member] Granted to Previous President, Chief Executive Officer and Chairman [Member]	Dec. 31, 2012 Restricted Shares [Member] Vested January 1, 2006 [Member] Granted to Previous President, Chief Executive Officer and Chairman [Member]	Dec. 31, 2012 Restricted Shares [Member] Vested November 30, 2009 [Member] Granted to Previous President, Chief Executive Officer and Chairman [Member]	Dec. 31, 2012 Restricted Shares [Member] Vested November 30, 2010 [Member] Granted to Previous President, Chief Executive Officer and Chairman [Member]	Dec. 31, 2012 Restricted Shares [Member] Vested November 30, 2011 [Member] Granted to Previous President, Chief Executive Officer and Chairman [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Feb. 26, 2013 Restricted Stock [Member] Subsequent Event [Member]	Dec. 31, 2012 Restricted Stock [Member] Granted 2010 [Member] Granted to Previous Chief Executive Officer Succession Candidates [Member]	Dec. 31, 2012 Stock Unit Accumulation Plan for Non Employee Directors [Member]	Dec. 31, 2011 Stock Unit Accumulation Plan for Non Employee Directors [Member]	Dec. 31, 2010 Stock Unit Accumulation Plan for Non Employee Directors [Member]	Dec. 31, 2012 Stock Based Compensation [Member]		Dec. 31, 2011 Stock Based Compensation [Member]		Dec. 31, 2010 Stock Based Compensation [Member]		Feb. 26, 2013 Stock Based Compensation [Member] Subsequent Event [Member]
Total Fair Value of Stock Options Vested and Total Intrinsic Value of Options Exercised
Intrinsic Value of Options Exercised		$ 1,699,000	[1]	$ 1,202,000	[1]	$ 2,058,000	[1]
Summary of Stock Option Transactions
Options, Outstanding, Beginning Balance		321,000		551,000		1,089,000
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 29.35		$ 32.88		$ 32.78
Options, Granted		0		0		0
Options, Exercised/Converted		(128,000)		(104,000)		(448,000)
Weighted Average Exercise Price, Exercised/Converted		$ 28.21		$ 27.39		$ 31.53
Options, Forfeited/Expired		(5,000)		(126,000)		(90,000)
Weighted Average Exercise Price, Forfeited/Expired		$ 27.26		$ 46.40		$ 38.44
Options, Outstanding, Ending Balance		188,000		321,000		551,000
Weighted Average Exercise Price, Outstanding, Ending Balance		$ 30.17		$ 29.35		$ 32.88
Options Exercisable		188,000		321,000		551,000
Weighted Average Exercise Price, Options Exercisable		$ 30.17		$ 29.35		$ 32.88
Stock Options Outstanding and Exercisable
Range of Exercise Price, Lower Limit		$ 27.95
Range of Exercise Price, Upper Limit		$ 30.76
Number of Options Outstanding and Exercisable		188,000		321,000		551,000
Weighted Average Remaining Life (in years)		0.99
Weighted Average Exercise Price, Options Exercisable		$ 30.17		$ 29.35		$ 32.88
Aggregate Intrinsic Value		2,358,000
Performance Units and Reinvested Dividends on Outstanding Performance Units
Awarded Units								546,000	7,000	736,000	138,000		198,000		211,000
Weighted Average Grant Date Fair Value, Granted								$ 41.38	$ 38.39	$ 35.43	$ 40.97		$ 37.31		$ 34.70															$ 40.69	$ 37.07	$ 35.24			$ 41.20	$ 37.72	$ 34.67
Vesting Period (in years)								3 years	3 years	3 years																							40 months
Vesting Period (in years)												[2]		[2]		[2]
Certified Performance Scores and Units Earned
Certified Performance Score								99.70%	89.80%	55.80%
Performance Units Earned								1,096,572	1,216,926	489,013
Performance Units Manditorily Deferred as AEP Career Shares								51,056	52,639	33,501
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program								26,337	42,502	6,583
Performance Units to be Paid in Cash								1,019,179	1,121,785	448,929
Cash Payouts
Cash Payouts for Performance Units								44,968,000	15,985,000	18,683,000
Cash Payouts for AEP Career Share Distributions								11,027,000	2,777,000	3,594,000
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units																								300,000						497,000	121,000	873,000		165,520	52,000	52,000	54,000
Weighted Average Grant Date Fair Value								$ 41.38	$ 38.39	$ 35.43	$ 40.97		$ 37.31		$ 34.70															$ 40.69	$ 37.07	$ 35.24			$ 41.20	$ 37.72	$ 34.67
Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested
Fair Value of Restricted Shares and Restricted Stock Units Vested																	10,608,000		7,164,000		6,044,000
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested																	12,157,000	[3]	8,017,000	[3]	5,993,000	[3]
Status of Nonvested Restricted Shares and Restricted Stock Units
Nonvested, Shares/Units, Beginning Balance																														903,000
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period																														$ 35.46
Shares/Units, Granted																								300,000						497,000	121,000	873,000		165,520	52,000	52,000	54,000
Weighted Average Grant Date Fair Value, Granted								$ 41.38	$ 38.39	$ 35.43	$ 40.97		$ 37.31		$ 34.70															$ 40.69	$ 37.07	$ 35.24			$ 41.20	$ 37.72	$ 34.67
Shares/Units, Vested																									(50,000)	(50,000)	(66,666)	(66,667)	(66,667)	(306,000)
Weighted Average Grant Date Fair Value, Vested																														$ 34.64
Shares/Units, Forfeited																														(94,000)
Weighted Average Grant Date Fair Value, Shares/Units, Forfeited																														$ 35.95
Nonvested, Shares/Units, Ending Balance																														1,000,000	903,000
Nonvested, Weighted Average Grant Date Fair Value, End of Period																														$ 38.22	$ 35.46
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units																								300,000						497,000	121,000	873,000		165,520	52,000	52,000	54,000
Weighted Average Grant Date Fair Value								$ 41.38	$ 38.39	$ 35.43	$ 40.97		$ 37.31		$ 34.70															$ 40.69	$ 37.07	$ 35.24			$ 41.20	$ 37.72	$ 34.67
Compensation Cost and Actual Tax Benefit Realized for the Tax Deductions from Compensation Cost for Share-based Payment Arrangements
Compensation Cost for Share-based Payment Arrangements																																						51,767,000	[4]	61,807,000	[4]	28,116,000	[4]
Actual Tax Benefit Realized																																						18,119,000		21,632,000		9,841,000
Total Compensation Cost Capitalized																																						10,707,000		11,608,000		4,689,000
Cash Received from Stock Options Exercised and Actual Tax Benefit Realized for Tax Deductions from Stock Options Exercised
Cash Received from Stock Options Exercised																																						3,598,000		2,855,000		14,134,000
Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised																																						618,000		411,000		706,000
Stock Based Compensation (Textuals) [Abstract]
Authorized Number of Common Shares to be Issued Under the AEP Long-term Incentive Plan	20,000,000
Maximum Shares That May be Used for Performance Units Restricted Shares and Restricted Stock	10,000,000
Number of Shares Remaining Available for Issuance Under the AEP Long-Term Incentive Plan	17,907,559
Performance Score by HR Committee, Lower Range								0.00%
Performance Score by HR Committee, Higher Range								200.00%
Shares/Units, Granted																								300,000						497,000	121,000	873,000		165,520	52,000	52,000	54,000
Grant Date Market Price of Restricted Shares																							30.76
Shares/Units, Vested																									50,000	50,000	66,666	66,667	66,667	306,000
Total Aggregate Intrinsic Value of Nonvested Shares																														43,000,000
Weighted Average Remaining Contractual Life of Nonvested Shares (in years)																														2.14
Number of Years After Termination of Board Service Participant Can Elect to Have Stock Units Paid in Cash																																			10
Total Unrecognized Compensation Cost Related to Unvested Share-based Compensation Arrangements Granted																																						47,000,000
Weighted-average Period of Unrecognized Compensation Costs (in years)																																						1.53
Dollar Amount Authorized For Share-Based Awards																																												$ 40,000,000
Vesting Period								3 years	3 years	3 years																							40 months

[1]	Intrinsic value is calculated as market price at exercise dates less the option exercise price.
[2]	The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant but are not paid in cash until after the participant’s termination of employment.
[3]	Intrinsic value is calculated as market price at exercise date.
[4]	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.